Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Aug. 23, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued			24,475,310
Common Class A [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	46,379,583	46,097,880
Common stock shares outstanding	40,377,645	36,595,330
Common Class B [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	6,296,630	6,296,630
Common stock shares issued	6,296,630	6,296,630
Common stock shares outstanding	6,296,630	6,296,630
Undesignated Common Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock shares authorized	193,703,370	193,703,370
Common stock shares issued	0	0
Common stock shares outstanding	0	0
Parent company [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Parent company [member] | Common Class A [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	46,379,583	46,097,880
Common stock shares outstanding	40,377,645	36,595,330
Parent company [member] | Common Class B [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	6,296,630	6,296,630
Common stock shares issued	6,296,630	6,296,630
Common stock shares outstanding	6,296,630	6,296,630
Parent company [member] | Undesignated Common Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock shares authorized	193,703,370	193,703,370
Common stock shares issued	0	0
Common stock shares outstanding	0	0